Expense Example - JPMorgan International Dynamic ETF - ETF	Jan. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 214